REVENUE AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
REVENUE AND SEGMENT INFORMATION
Schedule of components of net revenues

	For the year ended December 31,
	2010	2011	2012
Automotive navigation	63,410	85,853	92,122
Mobile/Internet location-based solutions	11,322	27,420	47,575
Public sector and enterprise applications	9,061	12,278	17,693
Other	1,972	1,409	2,303
Net revenues	85,765	126,960	159,693